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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                         Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Europe Select Equity Fund
          SCHEDULE OF INVESTMENTS  5/31/07 (unaudited)

 Shares                                                              Value
          PREFERRED STOCK - 2.8 %
          Automobiles & Components - 2.8 %
          Automobile Manufacturers - 2.8 %
   4,977  Porsche AG                                              $ 8,796,182
          Total Automobiles & Components
          (Cost  $3,252,799)                                      $ 8,796,182

          COMMON STOCKS - 95.2 %
          Energy - 11.0 %
          Integrated Oil & Gas - 11.0 %
1,341,622 BP Amoco Plc                                            $ 14,995,646
 300,226  Eni S.p.A                                                 10,614,224
 250,271  Repsol SA                                                 9,168,545
                                                                  $ 34,778,415
          Total Energy                                            $ 34,778,415
          Materials - 10.0 %
          Construction Materials - 8.0 %
 290,349  CRH Plc                                                 $ 14,175,789
 103,140  Holcim, Ltd.                                              11,410,462
                                                                  $ 25,586,251
          Diversified Metals & Mining - 2.0 %
 104,135  Anglo American Plc *                                    $ 6,245,351
          Total Materials                                         $ 31,831,602
          Capital Goods - 10.0 %
          Construction & Farm Machinery & Heavy Trucks - 2.5 %
 377,539  Volvo AB (Class B)                                      $ 7,916,420
          Industrial Conglomerates - 3.9 %
  94,628  Siemens                                                 $ 12,466,932
          Trading Companies & Distributors - 3.6 %
 433,971  Wolseley Plc                                            $ 11,258,436
          Total Capital Goods                                     $ 31,641,788
          Transportation - 3.0 %
          Air Freight & Couriers - 3.0 %
 215,976  TNT NV                                                  $ 9,561,788
          Total Transportation                                    $ 9,561,788
          Automobiles & Components - 5.3 %
          Auto Parts & Equipment - 1.5 %
  81,442  Autoliv, Inc.                                           $ 4,862,087
          Automobile Manufacturers - 1.1 %
  40,966  Daimlerchrysler AG *                                    $ 1,581,059
          Tires & Rubber - 2.5 %
  56,640  Continental AG                                          $ 8,011,885
          Total Automobiles & Components                          $ 14,455,031
          Consumer Durables & Apparel - 9.0 %
          Apparel, Accessories & Luxury Goods - 2.2 %
 109,487  Adidas-Salomon AG                                       $ 7,309,555
          Homebuilding - 6.8 %
 423,761  Persimmon Plc.                                          $ 11,463,617
 798,488  Wimpey (George) Plc                                       9,908,355
                                                                  $ 21,371,972
          Total Consumer Durables & Apparel                       $ 28,681,527
          Consumer Services - 3.9 %
          Casinos & Gaming - 2.1 %
 176,780  Opap SA                                                 $ 6,747,444
          Hotels, Resorts & Cruise Lines - 1.8 %
 113,408  Carnival Corp.                                          $ 5,720,300
          Total Consumer Services                                 $ 12,467,744
          Health Care Equipment & Services - 2.2 %
          Health Care Equipment - 2.2 %
  55,465  Synthes, Inc.                                           $ 6,917,759
          Total Health Care Equipment & Services                  $ 6,917,759
          Pharmaceuticals & Biotechnology - 7.8 %
          Pharmaceuticals - 7.8 %
 142,537  Astrazeneca Plc                                         $ 7,573,876
 173,956  Bristol-Myers Squibb Co.                                  5,272,606
  63,980  Roche Holdings AG                                         11,728,762
                                                                  $ 24,575,244
          Total Pharmaceuticals & Biotechnology                   $ 24,575,244
          Banks - 21.2 %
          Diversified Banks - 21.2 %
 594,605  Barclays Plc                                            $ 8,501,700
  86,434  BNP Paribas SA                                            11,127,359
 199,636  Danske Bank *                                             8,683,243
 398,740  Dnb Nor Asa                                               5,376,349
1,045,495 Intesa San Paolo                                          7,972,707
1,240,569 Royal Bank of Scotland Group Plc                          15,431,380
 230,316  Skan Enkilda Banken                                       7,895,790
  15,160  Societe Generale                                          2,954,431
                                                                  $ 67,942,959
          Total Banks                                             $ 67,942,959
          Diversified Financials - 6.8 %
          Diversified Capital Markets - 6.8 %
 167,558  CS Group                                                $ 12,744,545
 136,351  UBS AG                                                    8,895,753
                                                                  $ 21,640,298
          Total Diversified Financials                            $ 21,640,298
          Technology Hardware & Equipment - 2.2 %
          Communications Equipment - 2.2 %
1,821,235 Ericsson LM Tel Sur B                                   $ 6,918,030
          Total Technology Hardware & Equipment                   $ 6,918,030
          Utilities - 3.3 %
          Multi-Utilities - 3.3 %
 666,453  National Grid Plc *                                     $ 10,318,981
          Total Utilities                                         $ 10,318,981
          TOTAL COMMON STOCKS
          (Cost  $239,479,656)                                    $ 301,731,166
          TOTAL INVESTMENT IN SECURITIES - 98.0%
          (Cost  $242,732,455)                                    $ 310,527,348
          OTHER ASSETS AND LIABILITIES - 2.0%                     $ 6,192,521
          TOTAL NET ASSETS - 100.0%                               $ 316,719,869


        * Non-income producing security.

        (aAt February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $317,939,446 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $ 69,091,341

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                 (1,296,448)

          Net unrealized gain                                     $ 67,794,893

        (bDistributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

          United Kingdom                                               32.4 %
          Switzerland                                                  13.8
          Germany                                                      11.4
          Ireland                                                       5.7
          Sweden                                                        5.6
          Italy                                                         5.4
          Netherlands                                                   5.2
          United States                                                 5.2
          France                                                        3.9
          Denmark                                                       2.9
          Panama                                                        2.2
          Norway                                                        2.2
          Spain                                                         2.1
          Greece                                                        2.0
                                                                       100.0%


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.